Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash at bank and in hand	£ 31,045	£ 121,223	£ 87,434